UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



Report for the Calendar Year or Quarter Ended: June 30, 2006

Check here if Amendment:           | |; Amendment Number:

This Amendment (Check only one):   | | is a restatement
                                   | | adds new holding entries.

Institutional Manager Filing this Report:

Name:      Trafelet & Company, LLC

Address:   900 Third Avenue
           Floor 5
           New York, NY 10022

13F File Number: 28-10380

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Peter Hofbauer
Title:  Chief Operating Officer
Phone:  (212) 201-7868


Signature, Place and Date of Signing:

/s/ Peter Hofbauer             New York, New York             August 14, 2006
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       5

Form 13F Information Table Entry Total:  27

Form 13F Information Table Value Total: $2,487,412
                                         (thousands)


List of Other Included Managers:

No.   Form 13F File Number         Name

1.         28-10575                Delta Offshore, Ltd.
2.         28-10576                Delta Institutional, LP
3.         28-10829                Trafelet & Company Advisors, LLC
4.         28-11644                Delta Onshore, LP
5.         28-11648                Delta Pleiades, LP


                                                     FORM 13F INFORMATION TABLE

                                                       Trafelet & Company, LLC
                                                            June 30, 2006



COLUMN 1                        COLUMN  2  COLUMN 3    COLUMN 4      COLUMN 5          COLUMN 6       COLUMN 7        COLUMN 8

                                TITLE OF                VALUE    SHRS OR   SH/ PUT/   INVESTMENT      OTHER        VOTING AUTHORITY
NAME OF ISSUER                  CLASS      CUSIP       (X$1000)  PRN AMT   PRN CALL   DISCRETION      MMGRS       SOLE  SHARED  NONE
AMERICAN COMMERCIAL LINES       COM NEW    025195207    36150     600000   SH         SHARED-DEFINED   1,2,3,4,5   0    600000   0
AMR CORP                        COM        001765106   226993    8929700   SH         SHARED-DEFINED   1,2,3,4,5   0   8929700   0
AMR CORP                        COM        001765106     4703     185000       CALL   SHARED-DEFINED   1,2,3,4,5   0    185000   0
AMR CORP                        COM        001765106   101680    4000000       CALL   SHARED-DEFINED   1,2,3,4,5   0   4000000   0
ARMOR HOLDINGS INC              COM        042260109    41029     748300   SH         SHARED-DEFINED   1,2,3,4,5   0    748300   0
BANKRATE INC                    COM        06646V108    66178    1752600   SH         SHARED-DEFINED   1,2,3,4,5   0   1752600   0
BE AEROSPACE INC                COM        073302101    24003    1050000   SH         SHARED-DEFINED   1,2,3,4,5   0   1050000   0
BON-TON STORES INC              COM        09776J101    11949     546100   SH         SHARED-DEFINED   1,2,3,4,5   0    546100   0
CANADIAN NAT RES LTD            COM        136385101    77388    1397400   SH         SHARED-DEFINED   1,2,3,4,5   0   1397400   0
CHILDRENS PL RETAIL STORES I    COM        168905107     3327      55400   SH         SHARED-DEFINED   1,2,3,4,5   0     55400   0
CNX GAS CORP                    COM        12618H309    80493    2683100   SH         SHARED-DEFINED   1,2,3,4,5   0   2683100   0
CONSOL ENERGY INC               COM        20854P109   463481    9920400   SH         SHARED-DEFINED   1,2,3,4,5   0   9920400   0
GILDAN ACTIVEWEAR INC           COM        375916103   184541    3926400   SH         SHARED-DEFINED   1,2,3,4,5   0   3926400   0
GMX RES INC                     COM        38011M108    21347     690400   SH         SHARED-DEFINED   1,2,3,4,5   0    690400   0
GOOGLE INC                      CL A       38259P508    75479     180000   SH         SHARED-DEFINED   1,2,3,4,5   0    180000   0
HORIZON OFFSHORE INC            COM NEW    44043J204    41290    1969920   SH         SHARED-DEFINED   1,2,3,4,5   0   1969920   0
INPHONIC INC                    COM        45772G105    12197    1936000   SH         SHARED-DEFINED   1,2,3,4,5   0   1936000   0
KINETIC CONCEPTS INC            COM NEW    49460W208    26490     600000   SH         SHARED-DEFINED   1,2,3,4,5   0    600000   0
NATCO GROUP INC                 CL A       63227W203    20832     518200   SH         SHARED-DEFINED   1,2,3,4,5   0    518200   0
NII HLDGS INC                   CL B NEW   62913F201    58266    1033444   SH         SHARED-DEFINED   1,2,3,4,5   0   1033444   0
NRG ENERGY INC                  COM NEW    629377508   177461    3683300   SH         SHARED-DEFINED   1,2,3,4,5   0   3683300   0
PRECISION CASTPARTS CORP        COM        740189105    20061     335700   SH         SHARED-DEFINED   1,2,3,4,5   0    335700   0
PRECISION CASTPARTS CORP        COM        740189105    38844     650000       CALL   SHARED-DEFINED   1,2,3,4,5   0    650000   0
U S AIRWAYS GROUP INC           COM        90341W108   205051    4057200   SH         SHARED-DEFINED   1,2,3,4,5   0   4057200   0
ULTRA PETROLEUM CORP            COM        903914109   295917    4992700   SH         SHARED-DEFINED   1,2,3,4,5   0   4992700   0
ULTRA PETROLEUM CORP            COM        903914109   154102    2600000       CALL   SHARED-DEFINED   1,2,3,4,5   0   2600000   0
WALTER INDS INC                 COM        93317Q105    18160     315000   SH         SHARED-DEFINED   1,2,3,4,5   0    315000   0


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